4. VESSELS AND OTHER FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
4. VESSELS AND OTHER FIXED ASSETS, NET

NOTE 4: VESSELS AND OTHER FIXED ASSETS, NET

Acquisition of Vessel

On January 28, 2016, the Company signed a bareboat charter agreement (the “BBC agreement”), as amended on October 2, 2016, with Nikiforos Shipping S.A. (“the Lessor”), for the Nikiforos, a 45,693 dwt, 1996 Japanese built, drybulk vessel (refer to Note 5). Pursuant to the agreement, the Company had a purchase option to buy the Vessel at specific times during the duration of the agreement. At the conclusion of the five years, the Company would have the right to purchase the Vessel for $125. The Company concluded that it had retained substantially all of the benefits and risks associated with the Vessel and treated the transaction as financing, and classified it as a capital lease in the financial statements.

On February 13, 2016, the Company took delivery of Nikiforos and recognized Leased vessel at cost of $2,350,245 representing the present value of the minimum lease obligation (refer to Note 5). On October 2, 2016, the Company and the Lessor, agreed to terminate the January 28, 2016 bareboat charter agreement. Pursuant to this agreement, the Company agreed to purchase the Vessel from Nikiforos Shipping S.A. with a purchase price of $2,125,000 after taking into account the amount of $500,000 paid in advance on November 24, 2015 and the hires paid from the Company to the Lessor, commencing from Vessel’s delivery on February 13, 2016 up to September 9, 2016.

On December 7, 2016, the Company acquired the Vessel from the Lessor and therefore the purchase option of the Vessel, which was included in the BBC agreement is considered to have been exercised on this date. Accordingly, the Company derecognized the Leased vessel and recognized Vessel at cost of $2,773,830.

On December 7, 2016, the Company recorded the exercise of the purchase option as follows (by recording the difference between the purchase price and the carrying amount of the capital lease obligation as an adjustment to the carrying amount of the asset):

Consideration	$(2,125,000)
Leased vessel	$(2,333,072)
Capital lease obligation	$1,684,242
Vessel	$2,773,830

Initial direct expenses of $357,880 have also been capitalized and included in the Vessels and other fixed assets, net. From the said costs, $355,880 concerned consultancy services for the conclusion of the BBC agreement signed on January 28, 2016 with the Lessor. These costs are amortized for the period commencing on February 13, 2016 when the Company took delivery of the Vessel, up to the end of Vessel’s useful economic life, i.e. until January 24, 2021.

Special Survey

During 2016, the Vessel undertook scheduled special survey. Respective costs equal to $157,368 have been capitalized and included in the Vessels and other fixed assets, net. These costs are amortized over the period commencing on April 28, 2016 when special survey works were completed up to January 1, 2021, when next special survey is due.

Agreement with Conquistador Shipping Corporation

On November 28, 2016, the Company signed an agreement with Conquistador Shipping Corporation (the “Buyer”), for the sale of the Vessel in exchange for consideration equaling the amount resulting from the product of the Vessel’s net lightweight, in long tons and the price in U.S. dollars per long ton for bulk carriers as reported by the Baltic Exchange Demolition Assessment Index “B/C_Subcon” issued during the week at which the Company tender 21 days appropriate notice, less 10% total commission (9% address commission and 1% brokerage commission). Under the terms of this agreement, the Company received on December 7, 2016 $1,000,000 less $30,000 address commission. The amount of $1,000,000 bears an interest of 11% and is to be paid by the Company to the Buyer.

Pursuant to this sale agreement, the Company was expected to deliver the Vessel to the Buyer anytime between January 3, 2017 and December 18, 2017 at the Company’s option. If the Vessel was not delivered to the Buyer until December 18, 2017, then the Buyer had the option to cancel the agreement. In such case, the Company has to return the amount of $1,000,000 less any partial repayments of this amount as of the cancellation date, along with any interest due of 11% and an additional interest of 11% as cancellation fee. Further, the agreement provides that the Company has withheld all risks and rewards in relation to the Vessel until this agreement is cancelled either by the Company or the Buyer. The Company has accounted for the transaction as a loan facility from the Buyers. In addition, a first preferred mortgage has been executed and delivered by the Company in favor of the Buyer on the Vessel and the Company has assigned insurances and earnings in favor of the Buyer in case the Company becomes default in its obligations towards the Buyer, as these are described in the agreement signed on November 28, 2016. For details and update in relation to the agreement (refer to Note 7).

Movements of Vessels and Other Fixed Assets, Net

Vessels and other fixed assets, net movements as of December 31, 2017 and 2016 is as follows:

	Vessel	Leased vessel	Special survey	Capitalized initial expenses	Total
Cost
Balance at December 31, 2015	$—	$—	$—	$—	$—
Additions	2,773,830	2,350,245	157,368	357,880	5,639,323
Disposals	—	(2,350,245)	—	—	(2,350,245)
Balance at December 31, 2016	$2,773,830	$—	$157,368	$357,880	$3,289,078
Balance at December 31, 2017	$2,773,830	$—	$157,368	$357,880	$3,289,078
Accumulated depreciation and amortization
Balance at December 31, 2015	$—	$—	$—	$—	$—
Depreciation and amortization for the period	(8,732)	(17,173)	(22,836)	(63,935)	(112,676)
Disposals	—	17,173	—	—	17,173
Balance at December 31, 2016	$(8,732)	$—	$(22,836)	$(63,935)	$(95,503)
Depreciation and amortization for the period	(127,484)	—	(33,610)	(72,249)	(233,343)
Balance at December 31, 2017	$(136,216)	$—	$(56,446)	$(136,184)	$(328,846)
Vessels and other fixed assets, net - December 31, 2015	$—	$—	$—	$—	$—
Vessels and other fixed assets, net - December 31, 2016	$2,765,098	$—	$134,532	$293,945	$3,193,575
Vessels and other fixed assets, net - December 31, 2017	$2,637,614	$—	$100,922	$221,696	$2,960,232